Investment Strategy - WisdomTree Equity Premium Income Digital Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” - or indexing - investment approach designed to track the performance of the Index. The Fund generally expects to invest in investments whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the constituents of the Index or the Index as a whole. The Fund also may invest in a sample of the constituents of the Index whose risk, return, and other characteristics resemble those of the Index as a whole.

The Index is provided by Volos Portfolio Solutions, Inc. (“Volos” or the “Index Provider”). The Index tracks the value of a cash-secured (i.e., collateralized) put option sales strategy, which consists of (1) selling (or “writing”) put options on the SPDR S&P 500® ETF Trust (“SPY”) (the “SPY Puts”) and (2) a cash collateral account that accrues interest at a theoretical three-month Treasury bill rate on a daily basis. SPY Puts are derivative instruments that typically rise in value when the price of SPY falls because SPY Puts are options to sell SPY at a designated strike price. All SPY Puts are exchange-listed standardized options. The Index’s put option sales strategy is designed to generate income when SPY exhibits neutral to positive performance with low volatility, as such performance is expected to decrease the hypothetical price of the sold SPY Puts. The Index selects SPY Puts that target a premium of 2.5% (i.e., the SPY Put costs approximately 2.5% of the official daily price of SPY). At any given time, the Index references two SPY Puts with expiration dates that are two weeks apart.

In seeking to track the price and yield performance, before fees and expenses, of the Index, the Fund expects to sell put options on the S&P 500® Index (“Index Options”) and hold U.S. Treasury bills. The Fund also may use SPY Puts and any other call or put option or futures contracts WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) or Newton Investment Management North America, LLC (“NIMNA” or the “Sub-Adviser”) believes will enable the Fund to implement its investment strategy and achieve its investment objective. By selling an Index Option, the Fund receives a premium from the option buyer. The premium will increase the Fund’s return if the sold Index Option has decreased in price on the Roll Date (as defined below) relative to the premium received by the Fund from writing the Index Option. The Index Option will decrease in price if the S&P 500® Index experiences positive performance because the Index Option is more valuable when the value of the S&P 500® Index decreases and/or experiences high volatility. If, however, the price of the sold Index Option increases compared to the price of the Index Option when written by the Fund (e.g., in response to the S&P 500® Index decreasing in value and/or experiencing high volatility), the Fund pays the buyer the difference between the Index Option price on the Roll Date and the Index Option price when written by the Fund. The Fund’s sale of cash-secured Index Options serves to partially offset a decline in the value of the S&P 500® Index to the extent of the premiums received. However, if the value of the S&P 500® Index increases beyond the premiums received, Fund returns would not be expected to increase accordingly. The Fund’s potential return is limited to the amount of the option premiums it receives. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments that seek to provide the Fund with premium income related to selling derivative contracts on equity securities or equity indexes or will invest in other instruments that provide similar economic characteristics.

The Index Options sold by the Fund are selected to target a premium of 2.5% (i.e., the cash received by the Fund from the buyer of the Index Option is approximately 2.5% of the daily value of the S&P 500® Index). At any given time, the Fund holds at least two Index Options (or other investments designed to achieve the same effect) with different expiration dates. The Fund generally closes out the Index Options prior to their expiration dates, and newly selected Index Options are sold by the Fund on the same day (the “Roll Date”) in a process known as “rolling”. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. When an Index Option is closed out by the Fund on the Roll Date, the Fund generally selects a new Index Option with a target expiration date in the following month. Each new Index Option will also have a strike price that is the higher of (i) the “at the money” strike price (i.e., a strike price that is closest to but greater than the current market value of the S&P 500® Index), or (ii) the strike price for an Index Option that has a premium closest to 2.5%.

By following the Index’s put option sales strategy, as described above, the Fund expects to operate in a manner similar to, and subject to the same risks as, the Index. The number of Index Options sold by the Fund varies but is limited by the amount held by the Fund in U.S. Treasury bills. At each Roll Date, any settlement from the existing Index Options is paid from the U.S. Treasury bills investment proceeds and new Index Options are sold. The revenue from their sale is added to the Fund’s U.S. Treasury bills account.

The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable level.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or tokenized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents through the App for retail investors or WisdomTree ConnectTM (the “Portal”) for institutional investors. The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although investors may use other supported blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be instructed on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.” This feature may provide shareholders with the ability to move the digital representation of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).